Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$ 0	$ 0	$ (229)
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$ 11,850	$ 0	$ 0